1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000
VIA EDGAR
January 29, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust Post-Effective Amendment No. 28 to Registration Statement on Form N-1A Securities Act File No. 333-91278 Investment Company Act File No. 811-21128
Ladies and Gentlemen:
On behalf of Legg Mason Partners Variable Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 28 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 28 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of Legg Mason ClearBridge Variable Appreciation Portfolio, Legg Mason ClearBridge Variable Capital Portfolio, Legg Mason ClearBridge Variable Equity Income Builder Portfolio, Legg Mason ClearBridge Variable Fundamental Value Portfolio, Legg Mason ClearBridge Variable Investors Portfolio and Legg Mason ClearBridge Variable Small Cap Growth Portfolio, each a series of the Trust (the “Funds”).
The Amendment is being filed to bring the Funds’ prospectuses into compliance with the requirements of amended Form N-1A. The Amendment also commences the annual updating of the Funds’ prospectuses and Statements of Additional Information (the “SAIs”).
The principal changes made in the Amendment to the Funds’ current prospectuses and SAIs are to revise the prospectus summaries pursuant to amended Form N-1A. The format and, where relevant, the disclosure in the prospectus summary sections are substantially similar to the prospectus summary in a recent post-effective amendment filed by the Trust (Post-Effective Amendment No. 26, filed on November 13, 2009). Accordingly, on behalf of the Trust, we hereby request selective review of the Amendment.
It is proposed that the Amendment will become effective on April 9, 2010 pursuant to Rule 485(a)(1) under the 1933 Act. Prior or on that date, the Trust will file a subsequent post-effective amendment
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January 29, 2010

pursuant to Rule 485(b) that will incorporate by reference the Fund’s audited financial statements for the fiscal year ended December 31, 2009, file the consent of the Fund’s independent registered public accounting firm and contain updated performance information.
Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.
Very truly yours,

/s/ Y. Rachel Kuo Y. Rachel Kuo
Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC Barbara J. Allen, Legg Mason & Co., LLC Dianne E. O’Donnell, Willkie Farr & Gallagher LLP